Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 18,390	$ 20,335	$ 20,304
Increases for positions related to the current year	6,422	4,578	3,643
Changes for positions taken in prior years	(3,729)	(2,965)	1,015
Decreases related to statute of limitations	(1,591)	(3,558)	(4,627)
Balance of unrecognized tax benefits as at December 31	$ 19,492	$ 18,390	$ 20,335